Income Tax (Details Textual)	12 Months Ended
Dec. 31, 2019 USD ($)
Income Taxes (Textual)
Net operating loss carry forwards	$ 4,429,000
Net federal and state net operating loss	$ 3,417,085
Operating loss carry forwards description	Expire from 2021 – 2027, and no expiration on the remaining amount.